BASIS OF PREPARATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss	$ 136,606	$ 176,745	$ 31,167	$ 118,583	$ 518,359	$ 636,942	$ (612,748)
Net loss	$ (136,606)	$ (176,745)	$ (31,167)	$ (118,583)	$ (518,359)	(636,942)	612,748
Increase in net income						$ 424	$ 28,567